CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 316,911	$ 330,017
Short-term investments	6,216	6,019
Trade receivables, net of allowances for credit losses of $21,313 and $19,493, respectively	657,055	473,511
Grower advance receivables, net of allowances for credit losses of $34,004 and $29,304, respectively	107,943	104,956
Other receivables, net of allowances for credit losses of $14,804 and $15,248, respectively	136,724	125,412
Inventories, net of allowances of $4,325 and $4,178, respectively	415,773	430,090
Prepaid expenses	69,717	66,136
Other current assets	16,662	15,111
Fresh Vegetables current assets held for sale	351,177	332,042
Other assets held for sale	2,491	1,419
Total current assets	2,080,669	1,884,713
Long-term investments	14,294	14,630
Investments in unconsolidated affiliates	138,128	129,322
Actively marketed property	45,391	45,778
Property, plant and equipment, net of accumulated depreciation of $573,635 and $498,895, respectively	1,099,285	1,082,056
Operating lease right-of-use assets	357,685	337,468
Goodwill	448,798	429,590
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $131,007 and $118,956, respectively	22,378	25,238
Other assets	116,538	108,804
Deferred tax assets, net	83,836	82,484
Total assets	4,713,282	4,446,363
LIABILITIES AND EQUITY
Accounts payable	727,335	648,586
Income taxes payable	47,052	42,753
Accrued liabilities	429,844	437,017
Bank overdrafts	25,404	11,443
Current portion of long-term debt, net	73,639	80,097
Current maturities of operating leases	68,144	62,896
Payroll and other tax	32,499	28,056
Contingent consideration	4,745	3,399
Pension and other postretirement benefits	18,116	18,491
Fresh Vegetables current liabilities held for sale	195,737	244,669
Dividends payable and other current liabilities	22,934	14,696
Total current liabilities	1,645,449	1,592,103
Long-term debt, net	998,876	866,075
Operating leases, less current maturities	293,669	280,836
Deferred tax liabilities, net	68,568	79,598
Income taxes payable, less current portion	0	6,210
Contingent consideration, less current portion	1,195	4,007
Pension and other postretirement benefits, less current portion	130,944	129,870
Other long-term liabilities	50,821	52,746
Total liabilities	3,189,522	3,011,445
Contingencies (See Note 16)
Redeemable noncontrolling interests	$ 35,398	$ 35,554
Common stock, shares outstanding (in shares)	95,163	95,041
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized; 95,163 and 95,041 shares outstanding as of June 30, 2025 and December 31, 2024, respectively	$ 952	$ 950
Additional paid-in capital	798,457	801,099
Retained earnings	690,355	657,430
Accumulated other comprehensive loss	(113,372)	(166,180)
Total equity attributable to Dole plc	1,376,392	1,293,299
Equity attributable to noncontrolling interests	111,970	106,065
Total equity	1,488,362	1,399,364
Total liabilities, redeemable noncontrolling interests and equity	$ 4,713,282	$ 4,446,363